Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Assets Noncurrent [Abstract]
Other Non-Current Assets

13.  Other Non-Current Assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Rental deposits	7,975	2,263
Non-current portion of prepayments to suppliers and other business related expenses	1,289	466
Others	489	489
Total	9,753	3,218